Note 9 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
9.	Commitments and Contingencies:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

From December 5, 2013 to March 19, 2014 the Company entered into a series of transactions with a number of entities affiliated with the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis that led to the purchase of the Company’s fleet of newbuilding vessels. As a result of these transactions, the Company has remaining contractual commitments in 2016 for the acquisition of its fleet totaling $23,100, pursuant to the newbuilding agreement for Hull No S417.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.